Business Combination, Significant Transaction and Sale of Business (Details) - USD ($) $ in Thousands	Jul. 01, 2019	Mar. 01, 2019
NetEffects Inc [Member]
Business Acquisition [Line Items]
Net assets, excluding cash acquired	$ 91
Intangible assets	8,716
Goodwill	3,526
Total assets acquired net of acquired cash	$ 12,333
OnTarget Group Inc. [Member]
Business Acquisition [Line Items]
Net assets, excluding cash acquired		$ (832)
Intangible assets		4,908
Goodwill		8,380
Total assets acquired net of acquired cash		12,456
PowWow Inc [Member]
Business Acquisition [Line Items]
Net assets, excluding cash acquired		(1,557)
Intangible assets		2,855
Goodwill		7,145
Total assets acquired net of acquired cash		$ 8,443